Victory Portfolios
Victory Integrity Discovery Fund	Victory Multi-Cap Fund
Victory Integrity Mid-Cap Value Fund	Victory S&P 500 Index Fund
Victory Integrity Small/Mid-Cap Value Fund	Victory Trivalent International Fund—Core Equity
Victory Integrity Small-Cap Value Fund	Victory Trivalent International Small-Cap Fund
Victory Mid-Cap Core Growth Fund	Victory Trivalent Emerging Markets Small-Cap Fund

Supplement dated November 12, 2026,

to the Statement of Additional Information dated November 1, 2026 (“SAI”),

The table referencing Fund Ownership under the section titled PORTFOLIO MANAGERS on pages 65-67 of the SAI has been deleted and replaced with the following:

Dollar Range of Shares
Beneficially Owned as of
Portfolio Manager	Fund	June 30, 2026
Integrity Team
Daniel G. Bandi	Victory Integrity Small-Cap Value Fund	Over $1,000,000
	Victory Integrity Mid-Cap Value Fund	$50,001 - $100,000
	Victory Integrity Small/Mid-Cap Value Fund	$500,001 - $1,000,000
Sean A. Burke	Victory Integrity Discovery Fund	$100,001 - $500,000
Daniel J. DeMonica	Victory Integrity Discovery Fund	$100,001 - $500,000
	Victory Integrity Mid-Cap Value Fund	$100,001 - $500,000
	Victory Integrity Small/Mid-Cap Value Fund	$100,001 - $500,000
	Victory Integrity Small-Cap Value Fund	$100,001 - $500,000
Adam I. Friedman	Victory Integrity Mid-Cap Value Fund	$100,001 - $500,000
	Victory Integrity Small/Mid-Cap Value Fund	None
	Victory Integrity Small-Cap Value Fund	$100,001 - $500,000
Joe A. Gilbert	Victory Integrity Mid-Cap Value Fund	$100,001 - $500,000
	Victory Integrity Small/Mid-Cap Value Fund	None
	Victory Integrity Small-Cap Value Fund	$100,001 - $500,000
Mirsat Nikovic	Victory Integrity Discovery Fund	$50,001 - $100,000
J. Bryan Tinsley	Victory Integrity Mid-Cap Value Fund	$100,001 - $500,000
	Victory Integrity Small/Mid-Cap Value Fund	$50,001 - $100,000
	Victory Integrity Small-Cap Value Fund	$100,001 - $500,000
Michael P. Wayton	Victory Integrity Discovery Fund	$50,001 - $100,000
	Victory Integrity Mid-Cap Value Fund	$100,001 - $500,000
	Victory Integrity Small-Cap Value Fund	$50,001 - $100,000
	Victory Integrity Small/Mid-Cap Value Fund	None
Victory Solutions
Mannik Dhillon	Victory S&P 500 Index Fund	$1 - $10,000
Lela Dunlap	Victory S&P 500 Index Fund	None
Lance Humphrey	Victory Mid-Cap Core Growth Fund	None
	Victory Multi-Cap Fund	None
Elie J. Masri	Victory Mid-Cap Core Growth Fund	None
	Victory Multi-Cap Fund	None
Trivalent Team
Peter S. Carpenter	Victory Trivalent International Fund – Core Equity Fund	$100,001 - $500,000

Robert D. Cerow	Victory Trivalent Emerging Markets Small-Cap Fund*	None
John W. Evers	Victory Trivalent International Small-Cap Fund	Over $1,000,000
	Victory Trivalent Emerging Markets Small-Cap Fund*	None
Daniel B. LeVan	Victory Trivalent International Small-Cap Fund	Over $1,000,000

Jeffrey R. Sullivan	Victory Trivalent International Fund – Core Equity Fund	$100,001 - $500,000

* Fund commenced operations August 27, 2026.

If you wish to obtain more information, please call the Victory Funds at 800-235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

34296-00-1126